Finance income and expenses	12 Months Ended
Dec. 31, 2021
Finance income and expenses
Finance income and expenses

Note 16 – Finance income and expenses

Finance income and expenses for the periods ended December 31, 2021 and 2020 were as follows:

	2021	2020
Finance income
Interest	$3.7	$3.7
	$3.7	$3.7
Finance expenses
Standby charges	$2.2	$2.1
Amortization of debt issue costs	1.1	1.0
Interest	0.2	0.3
Accretion of lease liabilities	0.1	0.1
	$3.6	$3.5